Annual Total Returns [BarChart] - Payden U.S. Government Fund - Investor Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	2.70%
Annual Return 2012	2.02%
Annual Return 2013	(0.97%)
Annual Return 2014	1.89%
Annual Return 2015	0.46%
Annual Return 2016	0.78%
Annual Return 2017	0.81%
Annual Return 2018	0.48%
Annual Return 2019	4.25%
Annual Return 2020	4.54%